Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 828,133	$ 877,755	$ 12,579,366
Restricted cash	500,000	7,000,000	508,261
Accounts receivable, net	249,797	674,626	873,688
Prepaid expenses and other current assets	827,304	1,209,623	2,125,722
Assets held for sale		5,130,028	2,143,027
Total current assets	2,405,234	14,892,032	18,230,064
Fixed assets, net	33,604	48,879	66,028
Investment, net			226,101
Capitalized software, net	344,302	654,556	6,940,653
Intangible assets, net	1,920,000	2,164,722	6,553,683
Goodwill	1,708,303	1,708,303	32,844,297
Noncurrent assets held for sale			29,622,341
Total assets	6,411,443	19,468,492	94,483,167
Current liabilities
Accounts payable, accrued expenses and other accrued liabilities	3,995,736	4,426,419	5,385,773
Contingent consideration payable		2,283,806	6,300,000
Current portion of deferred revenue	313,100	568,771	871,800
Current portion of long-term debt	7,770,543	13,200,000	13,200,000
Derivative liability			63,178
Liabilities held for sale		2,246,222	3,349,766
Total current liabilities	12,079,379	22,725,218	29,170,517
Deferred revenue, noncurrent		161,802	245,903
Long-term debt, less current portion	2,494,457	1,407,000	4,105,000
Deferred income tax liabilities			675,291
Noncurrent liabilities held for sale			336,773
Total liabilities	14,573,836	24,294,020	34,533,484
Commitments and contingencies
Stockholders’ equity (deficit)
Preferred stock, Value
Special voting preferred stock, Value	1,929,514	2,185,391	2,366,038
Common stock, Value	700	460	155
Additional paid-in capital	162,692,715	160,207,367	146,030,203
Accumulated other comprehensive income	337,103	347,100	61,523
Accumulated deficit	(173,122,425)	(167,565,846)	(88,508,236)
Total stockholders’ deficit	(8,162,393)	(4,825,528)	59,949,683
Total liabilities and stockholders’ deficit	$ 6,411,443	$ 19,468,492	$ 94,483,167